Schedule I - Combined Condensed Statements of Financial Position (Detail) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Assets
Total assets	$ 2,693.6	$ 1,553.9
Liabilities and Shareholders' Equity
Accounts payable and accrued liabilities	261.9	153.8
Warrant liability	99.4	0.0
Earnout liability	22.7	0.0
Share-based payment compensation liability	45.4	10.0
Total liabilities	1,111.0	1,380.1
Shareholders' equity
Capital stock	1,378.0	409.5
Accumulated other comprehensive income	152.0	9.5
Retained earnings (deficit)	77.8	(249.3)
Contributed (deficit) surplus	(25.2)	4.1
Total shareholders' equity	1,582.6	173.8	$ 299.9	$ 391.7
Total liabilities and shareholders' equity	2,693.6	1,553.9
Parent [member]
Assets
Investment in subsidiaries	1,761.1	173.8
Total assets	1,761.1	173.8
Liabilities and Shareholders' Equity
Accounts payable and accrued liabilities	0.7
Due to related party	10.2
Warrant liability	99.4
Earnout liability	22.7
Share-based payment compensation liability	45.4
Total liabilities	178.5
Shareholders' equity
Capital stock	1,378.0	409.5
Accumulated other comprehensive income	152.0	9.5
Retained earnings (deficit)	77.8	(249.3)
Contributed (deficit) surplus	(25.2)	4.1
Total shareholders' equity	1,582.6	173.8	$ 299.9	$ 391.7
Total liabilities and shareholders' equity	$ 1,761.1	$ 173.8